ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Summary of accrued expenses and other current liabilities

	As of December 31,
	2018	2019
	US$	US$
Accrued payroll and welfare	6,157,611	9,444,626
Tax payables	862,487	2,677,610
Accrued marketing expenses	1,331,988	2,416,759
Accrued professional expenses	543,335	1,185,326
Accrued data and IT service expenses	—	552,814
Advanced from customers	375,481	294,881
Rental payables	468,472	—
Others	683,733	309,941
	10,423,107	16,881,957